Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Income Taxes [Abstract]
Income Taxes

Note 14. Income Taxes

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate primarily to depreciable assets using accelerated depreciation methods for income tax purposes, share-based compensation expense, and for net operating loss carryforwards.

Deferred tax assets consisted of the following at December 31, 2025, and March 31, 2025:

	December 31,	March 31,
	2025	2025
Deferred tax assets:
Share-based compensation expense	$2,280,235	$2,277,559
Net operating loss carryforward	9,904,174	8,493,999
Long-term deferred tax liabilities:
Property and equipment	(881,843)	(637,405)
Net deferred tax assets and liabilities	11,302,566	10,134,153

Valuation allowance	(11,302,566)	(10,134,153)
Net deferred tax asset	$-	$-

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and recent operating results. The federal tax rate in effect affecting future tax benefits at December 31, 2025 and 2024 was 21%. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined that a full valuation allowance is required due to cumulative losses through December 31, 2025. Accordingly, no provision for deferred income taxes has been recognized.

As of December 31, 2025, NOL carryforwards available to offset future taxable income totaled $47,162,735. Of this amount, $12,561,963 relates to tax years prior to 2018 and will expire between 2034 and 2038. The remaining $34,600,772 relates to tax years beginning after 2018, and may be carried forward indefinitely but is limited to offsetting 80% of taxable income in future years under current federal tax law.

Note 14. Income Taxes

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate primarily to depreciable assets using accelerated depreciation methods for income tax purposes, share-based compensation expense, and for net operating loss carryforwards.

Deferred tax assets consisted of the following at March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Share-based compensation expense	$2,277,559	$1,051,968
Net operating loss carryforward	8,493,999	6,969,218
Long-term deferred tax liabilities:
Property and equipment	(637,405)	(353,148)
Net deferred tax assets and liabilities	10,134,153	7,668,038
Valuation allowance	(10,134,153)	(7,668,038)
Net deferred tax asset	$—	$—

The Company recognizes deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making this determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and recent operating results. The federal tax rate in effect affecting future tax benefits at March 31, 2025 and 2024 was 21%. The Company assessed the need for a valuation allowance against its net deferred tax assets and determined that a full valuation allowance is required due to cumulative losses through March 31, 2025 and continued net operating losses for the years ended March 31, 2025 and 2024. Accordingly, no provision for deferred income taxes has been recognized for the years ended March 31, 2025 and 2024.

The Company’s ability to utilize net operating loss carryforwards will depend on its ability to generate adequate future taxable income. As of March 31, 2025, NOL carryforwards available to offset future taxable income totaled $40,447,615. Of this amount, $12,561,963 relates to tax years prior to 2018 and will expire between 2034 and 2038. The remaining $27,885,652 relates to tax years beginning after December 31, 2017, and may be carried forward indefinitely but is limited to offsetting 80% of taxable income in future years under current federal tax law.

Although the CARES Act (enacted in March 2020) temporarily permitted NOL carrybacks for certain tax years and suspended the 80% limitation, the Company did not generate taxable income in prior years and therefore has not benefited from carryback provisions. The entire balance has been fully reserved in the valuation allowance discussed above.

The Company’s effective tax rate for the years ended March 31, 2025 and 2024 was 0% due to the full valuation allowance on the net deferred tax assets.

Topic 718 provides that income tax effects of share-based payments are recognized in the financial statements for those awards that will normally result in tax deductions under existing tax law. Under current U.S. federal tax law, the Company receives a compensation expense deduction related to NQSOs only when those options are exercised. Accordingly, the consolidated financial statement recognition of compensation cost for NQSOs creates a deductible temporary difference, which results in a deferred tax asset and a corresponding deferred tax benefit in the consolidated statement of operations. The Company does not recognize a tax benefit for compensation expense related to ISOs unless the underlying shares are disposed of in a disqualifying disposition.

Accordingly, compensation expense related to ISOs is treated as a permanent difference for income tax purposes.

Under the People’s Republic of China Enterprise Income Tax Law, enterprise income tax is collected from companies on a quarterly basis, and is based on the net income companies obtain while exercising their business activity, normally during one business year. The standard tax rate is 25%. For VML_ZH, taxes attributable to the years ended March 31, 2025 and 2024, was $2,353 and $10,676, respectively.